Equity and Cash Incentive Program - Black Scholes Option-Pricing Model (Detail) - Stock Appreciation Rights [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.80%	1.05%	1.51%
Dividend yield	2.27%	3.09%	2.24%
Expected life (years)	4 years 7 months 6 days	4 years 7 months 6 days	5 years 1 month 6 days
Volatility	21.90%	26.17%	27.19%
Grant price	$ 79.28	$ 57.25	$ 73.28
Fair value at date of grant	$ 12.63	$ 9.25	$ 14.55